NYSE Euronext

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

March 26, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KILROY REALTY CORPORATION, 6.875% Series G Cumulative Redeemable Preferred Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 22, 2012. Tentative listing date – March 28, 2012.

Sincerely,